AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 1, 2005

                                                       REGISTRATION NOS. 33-6931
                                                                        811-4727
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ----------------------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933                          |X|
                           PRE-EFFECTIVE AMENDMENT NO.

                         POST-EFFECTIVE AMENDMENT NO. 48                     |X|
                                     AND/OR

                             REGISTRATION STATEMENT
                                    UNDER THE

                         INVESTMENT COMPANY ACT OF 1940                      |X|
                                AMENDMENT No. 49                             |X|

                        (CHECK APPROPRIATE BOX OR BOXES)

                             ----------------------

                      PHOENIX STRATEGIC EQUITY SERIES FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                             ----------------------

                  101 MUNSON STREET, GREENFIELD, MASSACHUSETTS      01301
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)      (ZIP CODE)
                c/o PHOENIX EQUITY PLANNING--SHAREHOLDER SERVICES

                                 (800) 243-1574
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)


                        Counsel and Chief Legal Officer:
                               Kevin J. Carr, Esq.
                                     Counsel
                         Phoenix Life Insurance Company
                                One American Row
                        Hartford, Connecticut 06102-5056


                              JOHN R. FLORES, ESQ.
                         PHOENIX LIFE INSURANCE COMPANY
                                ONE AMERICAN ROW
                        HARTFORD, CONNECTICUT 06102-5056
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)
                             ----------------------


  It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
  [ ] on _____________ pursuant to paragraph (b)
  [ ] 60 days after filing pursuant to paragraph (a)(1)
  [ ] on _____________ pursuant to paragraph (a)(1)
  |X| 75 days after filing pursuant to paragraph (a)(2)

  [ ] on            pursuant to paragraph (a)(2) of Rule 485.

  If appropriate, check the following box:
  [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

This Post-Effective Amendment consists of the following:

1. Facing Sheet of the Registration Statement
2. Replacement Disclosure for "Management of the Fund" section of prospectus for Phoenix Fundamental Growth Fund
3. Signature Page

This Post-Effective Amendment is being filed for the sole purpose of filing replacement disclosure for the section entitled "Management of the Fund" found on pages 4 through 5 of the prospectus for Phoenix Fundamental Growth Fund.

But for the replacement disclosure filed herewith, Parts A, B and C of Registrant's Post-Effective Amendment No. 47 to its registration statement filed on May 5, 2005 are incorporated by reference herein and this Post-Effective Amendment No. 48 is being filed for the sole purpose of filing replacement disclosure for the section entitled "Management of the Fund" found on pages 4 through 5 of the prospectus for Phoenix Fundamental Growth Fund.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

THE ADVISER AND SUBADVISER

Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix acts as the investment adviser for 13 fund companies totaling ___ mutual funds and as adviser to institutional clients. As of March 31, 2005, Phoenix had $56.6 billion in assets under management. Phoenix has acted as an investment adviser for over 70 years.

CastleArk Management, LLC ("CastleArk") is the subadviser to the fund and is located at 1 North Wacker Drive, Suite 3950, Chicago, IL 60606. CastleArk acts as adviser to institutions and individuals. As of March 31, 2005, CastleArk had $1.5 billion in assets under management. CastleArk has been an investment adviser since 1999.

Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program and the general operations of the fund. CastleArk, as subadviser, is responsible for the day-to-day management of the fund's portfolio. CastleArk manages the fund's assets to conform with the investment policies as described in this prospectus.

The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of the fund's net assets at the rate of %.

Phoenix has contractually agreed to limit total operating expenses of the fund (excluding interest, taxes and extraordinary expenses) until August 30, 2006, so that such expenses do not exceed the following percentages of the average annual net asset values of the fund:

-------------------------------------------------------------------------------------------------------------------
                                                      CLASS A                               CLASS C
--------------------------------------- ------------------------------------- -------------------------------------
Fundamental Growth Fund                                ____%                                  ___%
-------------------------------------------------------------------------------------------------------------------

Phoenix pays CastleArk a subadvisory fee at the rate of         %.
                                                        --------
PORTFOLIO MANAGEMENT

A team of investment professionals co-manages the fund and is responsible for the day-to-day management of the fund's portfolio.

JEROME A. CASTELLINI. Mr. Castellini has served on the fund's portfolio team since its inception in 2005. He is President and Chief Investment Officer of CastleArk (since 1999). Previously, Mr. Castellini was a Managing Partner with Loomis, Sayles & Company, LP. He was responsible for growth mutual funds (1993 through 1998) and for mid-large capitalization equities (1989 through 1998). Prior to his employment at Loomis Sayles, he was a Portfolio Manager with Kemper Financial (1981 through 1988).


4  Phoenix Fundamental Growth Fund

ROBERT S. TAKAZAWA, CFA, CIC. Mr. Takazawa has served on the fund's portfolio team since its inception in 2005. He is a Vice President and Portfolio Manager at CastleArk since 1999. Prior to joining the firm, Mr. Takazawa was a Portfolio Manager at Loomis, Sayles & Company, LP (1994-1999) and a Portfolio Manager at Kemper Financial (1973-1994).

Please refer to the Statement of Additional Information for additional information about the fund's portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of securities of the fund.

PRIOR PERFORMANCE OF CASTLEARK

The performance information shown below represents a composite of the prior performance of all discretionary accounts managed by CastleArk with substantially similar investment objectives, policies and strategies as the Fundamental Growth Fund. The discretionary accounts are not registered mutual funds and were not subject to certain investment limitations and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance of the composite. CastleArk's performance results would have been lower had fund expenses been used and could have been adversely affected had these regulations applied to private accounts. The composite performance does not represent the historical performance of the fund and should not be interpreted as indicative of the future performance of the fund.

[GRAPHIC OMITTED]

      Calendar Year      Annual Return (%)
          2000                 10.26
          2001                -23.29
          2002                -30.38
          2003                 28.82
          2004                 18.65

Year-to-date performance (through March 31, 2005) is -2.30%.

---------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(FOR PERIODS ENDED MARCH 31, 2005)                 1 YEAR                3 YEARS                5 YEARS
---------------------------------------------------------------------------------------------------------------
   CastleArk Large Cap Growth Composite            10.13%                 3.82%                  -5.54%
---------------------------------------------------------------------------------------------------------------
   S&P 500(R) Index(1)                              6.67%                 2.74%                  -3.21%
---------------------------------------------------------------------------------------------------------------
   Russell 1000(R) Growth Index(2)                  1.16%                -0.69%                 -11.28%
---------------------------------------------------------------------------------------------------------------

(1) The S&P 500(R) Index is a half-float market capitalization-weighted index of 500 of the largest U.S. companies and is provided for general comparative purposes. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

(2) The Russell 1000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.


                                              Phoenix Fundamental Growth Fund  5

                                   SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act 1940, as amended, the Fund has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 1st day of June, 2005.


                                            PHOENIX STRATEGIC EQUITY SERIES FUND


ATTEST:/s/ KEVIN J. CARR                       By:/s/ DANIEL T. GERACi
       ----------------------------               ------------------------------
           KEVIN J. CARR                              DANIEL T. GERACI
           SECRETARY                                  PRESIDENT

   Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities indicated, on this 1st day of June, 2005.


              SIGNATURE                          TITLE
              ---------                          -----

                                                 Trustee
---------------------------------------
          E. Virgil Conway*

         /s/ Nancy G. Curtiss                    Treasurer (principal financial
---------------------------------------          and accounting officer)
           Nancy G. Curtiss

                                                 Trustee
---------------------------------------
         Harry Dalzell-Payne*

                                                 Trustee
---------------------------------------
           S. Leland Dill*


          /s/Daniel T. Geraci                     President (principal executive
---------------------------------------           officer)
             Daniel T. Geraci


                                                 Trustee
---------------------------------------
         Francis E. Jeffries*

                                                 Trustee
---------------------------------------
          Leroy Keith, Jr.*

                                                 Trustee
---------------------------------------
         Marilyn E. LaMarche*
                                                 Trustee and Chairman
---------------------------------------

        Philip R. McLoughlin*



---------------------------------------
        Geraldine M. McNamara*                   Trustee

                                                 Trustee
---------------------------------------
          Everett L. Morris*

                                                 Trustee
---------------------------------------
           James M. Oates*

                                                 Trustee
---------------------------------------
          Donald B. Romans*

                                                 Trustee
---------------------------------------
         Richard E. Segerson*

                                                 Trustee
---------------------------------------
        Ferdinand L.J. Verdonck*


                                                 Trustee
---------------------------------------
       Lowell P. Weicker, Jr.*


*By /s/ Daniel T. Geraci
    -----------------------------------
* Daniel T. Geraci, Attorney-in-fact pursuant to powers of attorney.











                                      S-2